Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 3,010	$ 2,241
Accrued sales & income tax	1,566	1,072
Accrued interest	206	924
Landlord advances on construction buildout	0	912
Accrued insurance	311	864
Oaktree Tranche 2 Written Option	1,012	0
Accrued other	285	387
Accrued professional fees	156	288
Other accrued liabilities	$ 6,546	$ 6,688